UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   $113,844 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1327    36150 SH       SOLE                                      36150
ALTRIA GROUP INC               COM              02209S103     2063    66824 SH       SOLE                                      66824
AMAZON COM INC                 COM              023135106     5644    27870 SH       SOLE                                      27870
APPLE INC                      COM              037833100    10290    17163 SH       SOLE                                      17163
CATERPILLAR INC DEL            COM              149123101     6042    56717 SH       SOLE                                      56717
CHEVRON CORP                   COM              166764100     5064    47230 SH       SOLE                                      47230
COCA-COLA CO                   COM              191216100     1004    13560 SH       SOLE                                      13560
CORNING INC                    COM              219350105     6509   462317 SH       SOLE                                     462317
ELMIRA SAVINGS BANK            COM              289660102     3726   188668 SH       SOLE                                     188668
EMC CORP                       COM              268648102     4589   153565 SH       SOLE                                     153565
EQUINIX INC                    COM              29444U502      872     5540 SH       SOLE                                       5540
EXXON MOBIL CORP               COM              30231G102     1682    19391 SH       SOLE                                      19391
GENERAL ELECTRIC CO            COM              369604103     5878   292857 SH       SOLE                                     292857
GOLDMAN SACHS GROUP INC        COM              38141G104     4196    33740 SH       SOLE                                      33740
INTEL CORP                     COM              458140100     1632    58044 SH       SOLE                                      58044
INTL BUSINESS MACHINES         COM              459200101     4346    20827 SH       SOLE                                      20827
INTUITIVE SURGICAL             COM              46120E602     8077    14910 SH       SOLE                                      14910
JOHNSON & JOHNSON              COM              478160104      287     4350 SH       SOLE                                       4350
KRAFT FOODS INC                COM              50075N104      683    17962 SH       SOLE                                      17962
MCDERMOTT INTL INC             COM              580037109     4022   313946 SH       SOLE                                     313946
MEDTRONIC INC                  COM              585055106     1715    43764 SH       SOLE                                      43764
MICRON TECHNOLOGY INC          COM              595112103     1821   225009 SH       SOLE                                     225009
MICROSOFT CORP                 COM              594918104      226     6995 SH       SOLE                                       6995
PEPSICO INC                    COM              713448108     4468    67347 SH       SOLE                                      67347
PHILIP MORRIS INTERNATIONAL IN COM              718172109     2434    27467 SH       SOLE                                      27467
QUALCOMM INC                   COM              747525103     1290    18950 SH       SOLE                                      18950
ROYAL DUTCH SHELL B ADR        COM              780259107      843    11939 SH       SOLE                                      11939
SCHLUMBERGER LTD               COM              806857108     3878    55460 SH       SOLE                                      55460
TARGET CORP                    COM              87612E106      401     6875 SH       SOLE                                       6875
UNITED TECHNOLOGIES            COM              913017109     2063    24871 SH       SOLE                                      24871
VALERO ENERGY CORP             COM              91913Y100     1639    63589 SH       SOLE                                      63589
VERIZON COMMUNICATIONS         COM              92343V104     4715   123328 SH       SOLE                                     123328
ISHARES NASDAQ BIOTECH INDX                     464287556     5217    42310 SH       SOLE                                      42310
MARKET VECTORS OIL SERVICE ETF                  57060U191     4367   107500 SH       SOLE                                     107500
ISHARES TR COMEX GOLD                           464285105      837    51475 SH       SOLE                                      51475